STOCKHOLDERS EQUITY	12 Months Ended
Dec. 31, 2012
Equity [Abstract]
STOCKHOLDERS EQUITY

NOTE 7– STOCKHOLDERS’ EQUITY

On March 27, 2012, the Company filed an Amended and Restated Certificate of Incorporation in order to increase the Company’s authorized capital stock from 200,000,000 shares to 250,000,000 shares, which shall be divided into two classes as follows: 200,000,000 shares of common stock, par value $0.0001 per share, and 50,000,000 shares of “blank check” preferred stock, par value $0.0001 per share. Also on March 27, 2012, the board of directors of the Company authorized a 7.5 for one forward split of the outstanding common stock in the form of a dividend, whereby an additional 6.5 shares of common stock were issued for each one share of common stock held by each shareholder of record April 9, 2012. On May 17, 2012, the Company filed a certificate of designation of preferences, rights and limitations of Series A Convertible Preferred Stock designating and authorizing the issuance of 5,000,000 shares of Series A Convertible Preferred Stock (the “Series A Preferred Stock”).

Common Stock

On May 24, 2012, the Company entered into an Agreement of Conveyance, Transfer and Assignment of Assets and Assumption of Obligations (the “Conveyance Agreement”), whereby the Company transferred all of the pre-Merger assets and liabilities to the Company’s newly formed wholly-owned subsidiary, Felafel Holdings, Inc. (“SplitCo”). Thereafter, pursuant to a stock purchase agreement, the Company transferred all of the outstanding capital stock of SplitCo to certain former shareholders of the Company in exchange for the cancellation of 52,500,000 shares of the Company’s Common Stock that they owned, with 25,000,000 shares of the Company’s Common Stock held by persons who acquired such shares prior to the Merger remaining outstanding.

On May 24, 2012, the Company issued 25,000,000 shares of the Company’s common stock to Pershing in connection with the Merger Agreement between Red Battle, Pershing and Acquisition Sub (see Note 3). Additionally, the Company paid Pershing, as Red Battle’s sole shareholder, $2,000,000 in cash and a promissory note in the principal amount of $500,000 which has been recorded against paid in capital. The Company also recorded $427,724 against paid in capital which represents a distribution to former parent company and its subsidiary prior to Merger. The Merger was accounted for as a reverse-merger and recapitalization of the Company.

On May 24, 2012, the Company sold 5,000,000 shares of Series A preferred stock to certain investors for an aggregate purchase price of $2,000,000 or a purchase price of $0.40 per share.

Between May 24, 2012 and June 27, 2012, the Company sold an aggregate 6,087,500 shares of common stock to certain investors for an aggregate purchase price of $2,435,000 or a purchase price of $0.40 per share.

On May 24, 2012, the Company and  DRC Partners LLC entered into an agreement (the “DRC Consulting Agreement”) pursuant to which the consultant agreed to provide investor relations services to the Company for consideration consisting of a (i) one-time fee of $10,000 and (ii) 100,000 shares of Common Stock per month. In May 2012, the Company issued such 100,000 shares and valued these common shares at the fair market value on the date of grant (based on the recent selling price of the Company’s common stock at private placements) at approximately $0.40 per share or $40,000. In September 2012, Company issued such 300,000 shares for investor relations services rendered and valued these common shares at the fair market value on the date of grant approximately $0.61 per share or $182,000. As of December 31, 2012, the Company recorded accrued expenses of $389,200 due to such consultant which represents 400,000 shares due for the months from September 2012 to December 2012.

Additionally, on May 24, 2012, the Company and Interactive Investors, Inc. entered into an agreement (the “Interactive Consulting Agreement”) pursuant to which the consultant agreed to provide investor relations services to the Company for consideration consisting of (i) a one- time fee of $1,750,000 (the “Cash Consideration”) and (ii) 1,000,000 shares of the Company’s Common Stock. In May 2012, the Company issued such 1,000,000 shares and valued these common shares at the fair market value on the date of grant (based on the recent selling price of the Company’s common stock at private placements) at $0.40 per share and valued at $400,000. In May 2012, the Interactive Consulting Agreement was amended whereby the Cash Consideration was decreased to $1,000,000 from $1,750,000. In December 2012, the Company renegotiated the Consulting Agreement whereby the Cash Consideration was further decreased to $500,000 and such consultant refunded back $500,000 to the Company. As of December 31, 2012, the Company has paid its obligation under the Interactive Consulting Agreement.

On May 24, 2012, the Company appointed Arthur Leger, David Rector and Oliver-Barret Lindsay as directors of the Company.  In addition, Arthur Leger was appointed as the Company’s new Chief Executive Officer, President, Chief Financial Officer, Treasurer and Secretary.  The Company issued 4,000,000 shares of Common Stock to Mr. Leger, of which 2,000,000 shall vest immediately, 1,000,000 which shall vest upon the discovery of 500,000 ounces of gold on the Company’s properties and the remaining 1,000,000 which shall vest on the discovery of an additional 500,000 ounces of gold on the Company’s properties.  The Company issued 5,000,000 shares of Common Stock to Mr. Rector, of which 3,000,000 shall vest immediately, 1,000,000 which shall vest upon the discovery of 500,000 ounces of gold on the Company’s properties and the remaining 1,000,000 which shall vest on the discovery of an additional 500,000 ounces of gold on the Company’s properties.  The Company issued 100,000 shares of Common Stock and options to purchase 400,000 shares of Common Stock to Mr. Lindsay.  The shares of Common Stock issued to Mr. Lindsay shall vest immediately and, commencing six months from the date of issuance, one fourth of the options shall vest every six months provided that Mr. Lindsay remains on the Company’s board of directors. Mr. Rector is currently a director of Pershing.

On May 24, 2012, the Company appointed Arthur Leger, David Rector and Oliver-Barret Lindsay as directors of the Company.  In addition, Arthur Leger was appointed as the Company’s new Chief Executive Officer, President, Chief Financial Officer, Treasurer and Secretary.  The Company issued 4,000,000 shares of Common Stock to Mr. Leger, of which 2,000,000 shall vest immediately, 1,000,000 which shall vest upon the discovery of 500,000 ounces of gold on the Company’s properties and the remaining 1,000,000 which shall vest on the discovery of an additional 500,000 ounces of gold on the Company’s properties.  The Company issued 5,000,000 shares of Common Stock to Mr. Rector, of which 3,000,000 shall vest immediately, 1,000,000 which shall vest upon the discovery of 500,000 ounces of gold on the Company’s properties and the remaining 1,000,000 which shall vest on the discovery of an additional 500,000 ounces of gold on the Company’s properties.  The Company issued 100,000 shares of Common Stock and options to purchase 400,000 shares of Common Stock to Mr. Lindsay.  The shares of Common Stock issued to Mr. Lindsay shall vest immediately and, commencing six months from the date of issuance, one fourth of the options shall vest every six months provided that Mr. Lindsay remains on the Company’s board of directors. Mr. Rector is currently a director of Pershing.

On January 3, 2013, Mr. Lindsay resigned from his position as the Director of the Company.

Additionally, the Company recorded stock-based compensation expense of $2,040,000 in connection with the vested restricted stock grants. The 400,000 options were valued on the grant date at approximately $0.32 per option or a total of $129,640 using a Black-Scholes option pricing model with the following assumptions: stock price of $0.40 per share (based on the recent selling price of the Company’s common stock at private placements), volatility of 106% (estimated using volatilities of similar companies), expected term of 6 years, and a risk free interest rate of 0.77%.  For the year ended December 31, 2012, the Company recorded stock-based compensation of $78,773.

At December 31, 2012, there was a total of $50,867 of unrecognized compensation expense related to this non-vested option-based compensation arrangements.

In November 2012, the Company entered into an Asset Purchase Agreement (the “Asset Purchase Agreement”) with X-Cal USA, Inc. and Paramount Gold & Silver Corp. (collectively the “Sellers”) pursuant to which the Sellers sold certain properties and mining claims to the Company in consideration for 6 million shares of the Company’s common stock as well as the assumption of certain royalty obligation and reimbursement of $21,000 of annual maintenance fees with respect to mining claims paid in September 2012. The Company valued the 6 million common shares at the fair market value on the date of grants at approximately $0.40 per share (based on the recent selling price of the Company’s common stock at private placements) or $2,400,000 and was recorded into mineral rights. During the year ended December 31, 2012, the Company recorded an impairment expense of $2,400,000 in connection with these mining claims.

Between October 29, 2012 and November 9, 2012, the Company sold an aggregate of 3,025,000 units (the “Units”) with gross proceeds to the Company of $1,210,000 to certain accredited investors pursuant to a subscription agreement (the “Subscription Agreement”). Each Unit was sold for a purchase price of $0.40 per Unit and consisted of: (i) one share of the Company’s common stock and (ii) a five-year warrant to purchase seventy-five (75%) percent of the number of shares of common stock purchased at an exercise price of $0.55 per share (2,268,750 warrants), subject to adjustment upon the occurrence of certain events such as stock splits and dividends. The warrants may be exercised on a cashless basis if at any time there is no effective registration statement covering the resale of the shares of common stock underlying the warrants. The Company paid placement agent fees of $76,000 and related legal fees of $8,000 in cash in connection with the sale of the Units.

In December 2012, the Company entered into a 1 year consulting agreement pursuant to which the consultant agreed to provide public relations services to the Company. In consideration for the services, the Company issued 1,500,000 shares of the Company’s common stock and valued these common shares at the fair market value on the date of grant at $0.65 per share or $975,000. In connection with issuance of these common shares, the Company recorded public relations expenses for the year ended December 31, 2012 of $40,625 with a remaining prepaid expense at December 31, 2012 of $934,375 to be amortized over the remaining consulting agreement term.

Stock Options

In October 2012, the Board approved the Company's 2012 Equity Incentive Plan, which reserves 7,000,000 shares of common stock for issuance thereunder in the form of qualified incentive stock options, non-qualified stock options and restricted stock grants, issuable to the Company's officers, directors, employees and consultants. In October 2012, the holders of a majority of the Company’s outstanding capital stock approved the 2012 Equity Incentive Plan.

In October 2012, the Company granted 300,000 10-year options to purchase shares of common stock exercisable at $0.40 per share to a consultant of the Company pursuant to a consulting agreement for business advisory services. The stock options shall vest 25% every three months and were granted under the Company’s 2012 Equity Incentive Plan. The 300,000 options were valued on the grant date at approximately $0.96 per option or a total of $286,500 using a Black-Scholes option pricing model with the following assumptions: stock price of $1.05 per share, volatility of 116% (estimated using volatilities of similar companies), expected term of 6 years, and a risk free interest rate of 0.62%. During the year ended December 31, 2012, the Company recorded stock based consulting expense of $71,624. At December 31, 2012, there was a total of $214,876 of unrecognized compensation expense related to this non-vested option-based compensation arrangements.

A summary of the stock options as of December 31, 2012 and changes during the period are presented below:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
Balance at December 31, 2011	-	-	-
Granted	700,000	0.40	10.0
Exercised	-	-	-
Forfeited	-	-	-
Cancelled	-	-	-
Balance outstanding at December 31, 2012	700,000	$0.40	9.55

Options exercisable at end of year	175,000	$0.40
Options expected to vest	525,000
Weighted average fair value of options granted during the period		$0.59

Stock options outstanding at December 31, 2012 as disclosed in the above table have approximately $245,000 intrinsic value at the end of the year.

Stock Warrants

A summary of the status of the Company's outstanding stock warrants as of December 31, 2012 and changes during the period then ended is as follows:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
Balance at December 31, 2011	-	$-	-
Granted	2,268,750	0.55	5.00
Cancelled	-	-	-
Forfeited	-	-	-
Exercised	-	-	-
Balance at December 31, 2012	2,268,750	$0.55	4.84

Warrants exercisable at December 31, 2012	2,268,750	$0.55	4.84

Weighted average fair value of warrants granted during the year ended December 31, 2012		$0.55